Non-current assets held for sale- Allowances and other information (Details) - Non-current assets held for sale - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Gains Or Losses On Assets Held For Sale [Line Items]
Allowances recognized for non-current assets (as percentage)	47.40%		48.00%
Net charges recorded against valuation allowances	€ 84	€ 167
Recoveries	€ 17	€ 19